Consolidated Balance Sheets (Parenthetical) $ in Thousands	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares
Statement of Financial Position [Abstract]
Trade receivable, allowance for credit loss | $	$ 506	$ 594
Common stock, shares authorized (in shares)	3,454,112,863	3,454,112,863
Common Stock, Shares, Issued	248,622,818	234,566,473
Common stock shares outstanding (in shares)	248,581,042	234,524,697
Treasury Stock, Common, Shares	41,776